Shareholder Report, Line Graph (Details) 191781_Carillon Eagle Growth - Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 23,918	$ 20,685	$ 18,932	$ 21,027	$ 16,512	$ 15,529	$ 12,714	$ 12,952	$ 10,781	$ 9,525	$ 26,954
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827